Share-based payments - Fair Value Assumptions (Details)	6 Months Ended
Jun. 30, 2020 CAD ($) year $ / shares
Share-based Payment Arrangements [Abstract]
Weighted average fair value per option granted (CAD per share)	$ 1.55
Weighted average share price (CAD per share) | $ / shares	$ 63
Weighted average exercise price (CAD per share)	$ 65
Expected dividend growth	5.00%
Expected volatility	12.00%
Risk-free interest rate	1.00%
Expected life (years) | year	4